Business Segment and Geographical Information - Schedule of Distribution of Depreciation and Amortization by Geographical Area (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Segment Reporting [Line Items]
Long-lived assets	$ 478,329	$ 524,672
Ireland
Segment Reporting [Line Items]
Long-lived assets	248,263	250,566
Rest of Europe
Segment Reporting [Line Items]
Long-lived assets	78,880	94,920
U.S.
Segment Reporting [Line Items]
Long-lived assets	96,925	122,896
Rest of World
Segment Reporting [Line Items]
Long-lived assets	$ 54,261	$ 56,290